OTHER LIABILITIES - NON CURRENT AND CURRENT (Other Liabilities - Current) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other liabilities [Abstract]
Payroll and social security payable	$ 184,805	$ 174,188
VAT liabilities	37,259	68,178
Other tax liabilities	60,373	70,815
Termination benefits	128	100
Related Parties	463	3,588
Asset retirement obligation	17,818	7,332
Dividends payable	1,967	51,249
Put option liability	263,201	0
Others	63,664	54,263
Other liabilities – Current	$ 629,678	$ 429,713